Fair Value Measurements (Details) - Schedule of table presents the Group’s fair value hierarchy for those assets and liabilities measured at fair value on a non-recurring basis - Fair Value, Nonrecurring [Member] - CNY (¥)
		Dec. 31, 2023	Dec. 31, 2022
Assets
Total Assets		¥ 2,537,608,232	¥ 1,955,283,590
Liabilities
Total Liabilities		57,132,678	82,385,089
Loans [Member]
Assets
Total Assets	[1]	28,016,224	61,835,456
Loans held-for-sale [Member]
Assets
Total Assets	[2]	2,471,413,744	1,844,438,134
Equity securities [Member]
Assets
Total Assets	[3]	38,178,264	49,010,000
Guarantee liabilities [Member]
Liabilities
Total Liabilities	[4]	57,132,678	82,385,089
Level 1 [Member]
Assets
Total Assets
Liabilities
Total Liabilities
Level 1 [Member] | Loans [Member]
Assets
Total Assets	[1]
Level 1 [Member] | Loans held-for-sale [Member]
Assets
Total Assets	[2]
Level 1 [Member] | Equity securities [Member]
Assets
Total Assets	[3]
Level 1 [Member] | Guarantee liabilities [Member]
Liabilities
Total Liabilities	[4]
Level 2 [Member]
Assets
Total Assets		2,537,608,232	1,955,283,590
Liabilities
Total Liabilities
Level 2 [Member] | Loans [Member]
Assets
Total Assets	[1]	28,016,224	61,835,456
Level 2 [Member] | Loans held-for-sale [Member]
Assets
Total Assets	[2]	2,471,413,744	1,844,438,134
Level 2 [Member] | Equity securities [Member]
Assets
Total Assets	[3]	38,178,264	49,010,000
Level 2 [Member] | Guarantee liabilities [Member]
Liabilities
Total Liabilities	[4]
Level 3 [Member]
Assets
Total Assets
Liabilities
Total Liabilities		57,132,678	82,385,089
Level 3 [Member] | Loans [Member]
Assets
Total Assets	[1]
Level 3 [Member] | Loans held-for-sale [Member]
Assets
Total Assets	[2]
Level 3 [Member] | Equity securities [Member]
Assets
Total Assets	[3]
Level 3 [Member] | Guarantee liabilities [Member]
Liabilities
Total Liabilities	[4]	¥ 57,132,678	¥ 82,385,089

[1]	Loans are recorded at amortized cost, while the Group records nonrecurring fair value adjustments to reflect partial write-downs that are based on the observable market price of the loan or current appraised value of the collateral.
[2]	Loans held-for-sale are held at LOCOM which may be written down to fair value on a nonrecurring basis.
[3]	Non-marketable equity securities are accounted for using the measurement alternative and can be subject to nonrecurring fair value adjustments to record impairment.
[4]	Guarantee liabilities are accounted for stand-ready guarantee liabilities of the Group’s guarantee services for its off-balance sheet loans under the commercial bank partnership model at fair value.